Subsequent Events	12 Months Ended
Oct. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. Subsequent to the date the financial statements were available to be issued. There was no other subsequent event that would require disclosure to or adjustment to the financial statements other than disclosed below.

Guangxi Nanning Direct Train New Energy Technology Co., Ltd was incorporated on December 31, 2021 in PRC.